OTHER ASSETS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
13.	OTHER ASSETS

The components of other assets were as follows:

	Successor
	As at December 31,
	2014	2013
Deferred financing costs	$3.1	$4.9
Deferred charges and other	2.9	3.9
Accrued benefit asset – pension plan (note 16)	–	0.1
	$6.0	$8.9

At December 31, 2014, other assets includes $1.2 million of deferred financing costs as they were incurred as part of the acquisition of the Biron paper mill and the Rumford pulp and paper mill that completed on January 7, 2015. See note 29, Subsequent events.

In December 2014, $1.6 million of deferred charges were written off as part of an impairment charge in 2014 to reflect the indefinite curtailment of the Powell River No. 9 paper machine. See note 6, Measurement uncertainty – impairment of long-lived assets.

Other assets are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.